SHAREHOLDERS' EQUITY - Restricted Shares and Employee Share Purchase Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016
Restricted Shares & Employee Share Purchase Plan
Employer match percentage	25.00%
Shares issued for employees' portion of Employee Stock Purchase Plan	1,051
Shares issued for Company portion of Employee Stock Purchase Plan	259
Vesting period	12 months
Fair value of shares earned	$ 8	$ 13
Fair value of unearned Employee Stock Purchase Plan shares	$ 1	$ 8
Shares held for release under the Employee Stock Purchase Plan	259	978
Restricted Stock Units
Restricted Share Units
Compensation expense	$ 0	$ 39